Statements of Consolidated Equity (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Class A [Member]
Common Stock, Shares Authorized	9,000,000	9,000,000	9,000,000
Common Stock, Shares, Outstanding	2,062,768	2,062,768	2,062,768
Common Class B [Member]
Common Stock, Shares Authorized	171,000,000	171,000,000	171,000,000
Common Stock, Shares, Outstanding	39,192,594	39,192,594	39,192,594